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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-07242

The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC         525 Bigham Knoll        Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000

Date of fiscal year end:         June 30, 2010

Date of reporting period:       March 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)
Shares	COMMON STOCKS — 98.1%	Value

	Consumer Discretionary — 6.4%
	Multi-Line Retail — 3.6%
30,530	Nordstrom, Inc.	$1,247,151

	Specialty Retail — 2.8%
29,280	Home Depot, Inc. (The)	947,208

	Consumer Staples — 11.1%
	Beverages — 3.2%
16,430	PepsiCo, Inc.	1,087,009

	Food & Staples Retailing — 2.5%
28,820	Sysco Corp.	850,190

	Food Products — 2.9%
33,860	Archer-Daniels-Midland Co.	978,554

	Household Products — 2.5%
13,990	Kimberly-Clark Corp.	879,691

	Energy — 12.5%
	Energy Equipment & Services — 3.4%
38,970	Halliburton Co.	1,174,166

	Oil, Gas & Consumable Fuels — 9.1%
16,540	Chevron Corp.	1,254,228
16,180	ConocoPhillips	827,931
15,565	Exxon Mobil Corp.	1,042,544
		3,124,703
	Financials — 9.8%
	Consumer Finance — 3.9%
32,465	American Express Co.	1,339,506

	Insurance — 3.2%
21,090	Chubb Corp. (The)	1,093,516

	Thrifts & Mortgage Finance — 2.7%
65,010	Hudson City Bancorp, Inc.	920,542

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 98.1% (Continued)	Value

	Health Care — 11.7%
	Health Care Equipment & Supplies — 2.6%
11,120	Becton, Dickinson and Co.	$875,478

	Pharmaceuticals — 9.1%
38,190	Bristol-Myers Squibb Co.	1,019,673
17,200	Johnson & Johnson	1,121,440
26,050	Merck & Co., Inc.	972,967
		3,114,080
	Industrials — 16.0%
	Aerospace & Defense — 6.3%
20,000	Honeywell International, Inc.	905,400
17,100	United Technologies Corp.	1,258,731
		2,164,131
	Electrical Equipment — 3.2%
21,800	Emerson Electric Co.	1,097,412

	Machinery — 3.5%
18,890	Caterpillar, Inc.	1,187,236

	Road & Rail — 3.0%
14,000	Union Pacific Corp.	1,026,200

	Information Technology — 10.3%
	Computers & Peripherals — 4.2%
11,100	International Business Machines Corp.	1,423,575

	Semiconductors & Semiconductor Equipment — 6.1%
43,030	Intel Corp.	957,848
46,950	Texas Instruments, Inc.	1,148,866
		2,106,714
	Materials — 7.8%
	Chemicals — 5.1%
32,470	E.I. du Pont de Nemours and Co.	1,209,183
7,630	Monsanto Co.	544,935
		1,754,118
	Metals & Mining — 2.7%
20,325	Nucor Corp.	922,348

	Telecommunication Services — 5.0%
	Diversified Telecommunication Services — 5.0%
31,770	AT&T, Inc.	820,937
28,450	Verizon Communications, Inc.	882,519
		1,703,456

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 98.1% (Continued)	Value

	Utilities — 7.5%
	Gas Utilities — 3.9%
26,290	National Fuel Gas Co.	$1,328,959

	Multi-Utilities — 3.6%
28,000	Consolidated Edison, Inc.	1,247,120

	Total Common Stocks (Cost $26,454,885)	$33,593,063

Shares	MONEY MARKET FUNDS — 2.2%	Value

745,325	Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (a) (Cost $745,325)	$745,325

	Total Investments at Value — 100.3% (Cost $27,200,210)	$34,338,388

	Liabilities in Excess of Other Assets — (0.3%)	(106,552)

	Net Assets — 100.0%	$34,231,836

(a) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2010.

See accompanying notes to Schedule of Investments.

CUTLER EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

1.   Securities Valuation

The Cutler Equity Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day.  In the absence of a sale, such securities are valued at the mean of the last bid and asked price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices.  Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund’s investment adviser believes another valuation is more appropriate.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its net asset value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,593,063	$–	$–	$33,593,063
Money Market Funds	–	745,325	–	745,325
Total	$33,593,063	$745,325	$–	$34,338,388

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CUTLER EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2010:

Cost of portfolio investments	$27,202,210

Gross unrealized appreciation	$8,268,103
Gross unrealized depreciation	(1,131,925)

Net unrealized appreciation	$7,136,178

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust

By (Signature and Title)*	/s/ Erich M. Patten
Erich M. Patten, President

Date          April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erich M. Patten
Erich M. Patten, President

Date          April 16, 2010

By (Signature and Title)*	/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date          April 16, 2010

* Print the name and title of each signing officer under his or her signature.